UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.5%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.(1)	66,710	$5,849,800

		$5,849,800

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.(1)	71,872	$4,655,149

		$4,655,149

Automobiles — 0.7%
Toyota Motor Corp.(1)	34,391	$2,071,355

		$2,071,355

Banks — 7.6%
JPMorgan Chase & Co.(1)	103,620	$6,165,390
Lloyds Banking Group PLC(1)	2,945,804	2,759,797
Mitsubishi UFJ Financial Group, Inc.(1)	805,989	4,133,027
Natixis SA(1)	819,050	4,007,270
Wells Fargo & Co.(1)	135,469	6,804,608

		$23,870,092

Beverages — 4.2%
Anheuser-Busch InBev SA/NV(1)	35,029	$4,405,476
Constellation Brands, Inc., Class A(1)	27,838	4,244,738
Diageo PLC(1)	164,759	4,435,560

		$13,085,774

Biotechnology — 2.6%
Celgene Corp.(1)(2)	38,018	$3,813,966
Gilead Sciences, Inc.(1)	53,260	4,420,580

		$8,234,546

Capital Markets — 2.4%
Azimut Holding SpA(1)	78,523	$1,653,423
Credit Suisse Group AG(1)	144,606	2,561,748
Credit Suisse Group AG(1)(3)	189,782	3,362,058

		$7,577,229

Chemicals — 2.6%
LyondellBasell Industries NV, Class A(1)	59,712	$4,655,745
PPG Industries, Inc.(1)	36,828	3,503,079

		$8,158,824

Commercial Services & Supplies — 1.3%
Brambles, Ltd.(1)	519,762	$4,152,054

		$4,152,054

Consumer Finance — 3.6%
Discover Financial Services(1)	104,601	$4,789,680
Synchrony Financial(1)(2)	230,638	6,554,732

		$11,344,412

Security	Shares	Value
Diversified Financial Services — 0.5%
Banca Mediolanum SpA	251,996	$1,681,602

		$1,681,602

Diversified Telecommunication Services — 1.8%
Nippon Telegraph & Telephone Corp.(1)	132,583	$5,644,403

		$5,644,403

Electric Utilities — 1.6%
NextEra Energy, Inc.(1)	44,161	$4,933,225

		$4,933,225

Electrical Equipment — 1.1%
Nidec Corp.(1)	49,711	$3,391,721

		$3,391,721

Electronic Equipment, Instruments & Components — 0.5%
Yaskawa Electric Corp.	130,209	$1,444,952

		$1,444,952

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.(1)	50,569	$3,654,622

		$3,654,622

Food Products — 2.3%
Kerry Group PLC, Class A	34,963	$2,850,979
Mondelez International, Inc., Class A(1)	103,798	4,473,694

		$7,324,673

Health Care Equipment & Supplies — 1.5%
Medtronic PLC(1)	63,836	$4,846,429

		$4,846,429

Health Care Providers & Services — 0.3%
McKesson Corp.	6,203	$998,559

		$998,559

Hotels, Restaurants & Leisure — 0.7%
Accor SA(1)	54,259	$2,060,663

		$2,060,663

Household Durables — 0.5%
Newell Rubbermaid, Inc.	43,881	$1,701,705

		$1,701,705

Household Products — 1.3%
Reckitt Benckiser Group PLC(1)	47,215	$4,199,351

		$4,199,351

Industrial Conglomerates — 2.7%
General Electric Co.(1)	296,007	$8,613,804

		$8,613,804

Insurance — 5.2%
Aflac, Inc.(1)	50,224	$2,910,983
Chubb, Ltd.(1)	35,810	4,049,037
Prudential PLC(1)	238,571	4,687,007
St. James’s Place PLC(1)	331,737	4,541,917

		$16,188,944

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)(2)	8,058	$4,730,046

		$4,730,046

Security	Shares	Value
Internet Software & Services — 7.1%
Alibaba Group Holding, Ltd. ADR(2)	38,570	$2,585,347
Alphabet, Inc., Class C(1)(2)	18,186	13,511,289
Facebook, Inc., Class A(1)(2)	54,540	6,119,933

		$22,216,569

IT Services — 3.0%
Visa, Inc., Class A(1)	92,501	$6,890,400
Worldpay Group PLC(2)(4)	570,909	2,558,349

		$9,448,749

Machinery — 0.6%
FANUC Corp.	10,867	$1,454,978
Melrose Industries PLC(1)	127,288	542,679

		$1,997,657

Media — 1.6%
Live Nation Entertainment, Inc.(2)	16,021	$363,676
Walt Disney Co. (The)(1)	49,329	4,726,705

		$5,090,381

Multi-Utilities — 1.8%
National Grid PLC(1)	181,138	$2,551,998
Sempra Energy(1)	33,400	3,164,650

		$5,716,648

Multiline Retail — 1.3%
Dollar General Corp.(1)	54,814	$4,114,339

		$4,114,339

Oil, Gas & Consumable Fuels — 7.1%
Devon Energy Corp.(1)	88,714	$2,475,120
Exxon Mobil Corp.(1)	34,493	2,685,280
Occidental Petroleum Corp.(1)	78,612	5,410,864
Phillips 66(1)	50,099	4,015,435
Range Resources Corp.	60,160	1,778,330
Royal Dutch Shell PLC, Class B(1)	274,759	5,986,430

		$22,351,459

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A(1)	49,471	$4,217,403

		$4,217,403

Pharmaceuticals — 9.3%
Bayer AG(1)	47,064	$5,296,875
Novo Nordisk A/S, Class B	22,651	1,265,475
Perrigo Co. PLC(1)	37,053	5,357,123
Roche Holding AG PC(1)	21,627	5,601,915
Sanofi(1)	57,835	4,809,597
Shire PLC ADR	21,006	3,535,310
Teva Pharmaceutical Industries, Ltd. ADR(1)	56,583	3,478,723

		$29,345,018

Professional Services — 1.2%
Verisk Analytics, Inc.(1)(2)	50,760	$3,705,480

		$3,705,480

Road & Rail — 1.1%
Union Pacific Corp.	47,124	$3,392,928

		$3,392,928

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV	40,206	$3,690,193
Infineon Technologies AG	80,451	1,076,551
NXP Semiconductors NV(1)(2)	17,154	1,282,776

		$6,049,520

Software — 0.7%
Microsoft Corp.	38,616	$2,127,355

		$2,127,355

Specialty Retail — 5.0%
Dixons Carphone PLC	455,910	$3,091,940
Home Depot, Inc. (The)(1)	53,529	6,731,807
Industria de Diseno Textil SA	98,858	3,253,340
Lowe’s Cos., Inc.(1)	39,021	2,796,245

		$15,873,332

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.(1)	51,069	$4,971,056

		$4,971,056

Textiles, Apparel & Luxury Goods — 4.5%
LVMH Moet Hennessy Louis Vuitton SE(1)	24,213	$3,894,575
NIKE, Inc., Class B(1)	115,982	7,192,044
Pandora A/S(1)	23,499	3,143,826

		$14,230,445

Tobacco — 2.9%
Altria Group, Inc.(1)	49,699	$3,037,106
Imperial Tobacco Group PLC(1)	70,289	3,805,839
Reynolds American, Inc.	46,304	2,312,885

		$9,155,830

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC(1)	1,342,929	$4,316,643

		$4,316,643

Total Common Stocks (identified cost $295,707,052)		$328,734,746

Preferred Stocks — 19.8%

Security	Shares	Value
Banks — 9.9%
AgriBank FCB, 6.875% to 1/1/24(5)	16,581	$1,785,566
Barclays Bank PLC, 8.25% to 12/15/18(5)	3,232	3,428,298
Citigroup, Inc., Series K, 6.875% to 11/15/23(5)	72,917	2,007,514
CoBank ACB, Series F, 6.25% to 10/1/22(4)(5)	16,600	1,725,363
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	2,500	267,344
Farm Credit Bank of Texas, Series 1, 10.00%(4)	906	1,134,199
First Tennessee Bank, 3.75%(4)(6)	840	558,863
JPMorgan Chase & Co., Series O, 5.50%	40,767	1,027,736
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(5)	817	817,919
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)	905	912,236
JPMorgan Chase & Co., Series Y, 6.125%	54,650	1,414,342
KeyCorp, Series A, 7.75% (Convertible)	17,976	2,336,880
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)	457	517,353

Security	Shares	Value
Regions Financial Corp., Series A, 6.375%	81,500	$2,125,520
Royal Bank of Scotland Group PLC, Series L, 5.75%	33,628	832,966
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	13.37	1,424,686
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,514,882
Texas Capital Bancshares, Inc., 6.50%	67,865	1,659,299
Texas Capital Bancshares, Inc., Series A, 6.50%	6,900	167,463
Webster Financial Corp., Series E, 6.40%	55,731	1,443,572
Wells Fargo & Co., Series L, 7.50% (Convertible)	2,672	3,131,584
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)	220	213,482
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)	735	797,307

		$31,244,374

Capital Markets — 1.7%
Goldman Sachs Group, Inc. (The), Series I, 5.95%	13,187	$340,620
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(5)	62,587	1,562,797
Morgan Stanley, Series G, 6.625%	89,683	2,402,608
State Street Corp., Series D, 5.90% to 3/15/24(5)	33,821	911,189

		$5,217,214

Consumer Finance — 1.2%
Capital One Financial Corp., Series B, 6.00%	104,898	$2,718,956
Discover Financial Services, Series B, 6.50%	37,641	982,197

		$3,701,153

Diversified Financial Services — 0.3%
KKR Financial Holdings, LLC, Series A, 7.375%	37,254	$981,363

		$981,363

Electric Utilities — 2.6%
AES Gener SA, 8.375% to 6/18/19(4)(5)	1,936	$1,921,937
Entergy Arkansas, Inc., 6.45%	105,069	2,652,992
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	30,646	791,356
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	19,531	490,619
Southern California Edison Co., Series E, 6.25% to 2/1/22(5)	861	949,701
Southern Co. (The), 6.25%	53,497	1,417,136

		$8,223,741

Food Products — 1.5%
Dairy Farmers of America, 7.875%(4)	22,100	$2,357,104
Land O’Lakes, Inc., 8.00%(4)	1,683	1,771,732
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	527,684

		$4,656,520

Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%	44,548	$1,148,960

		$1,148,960

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	17,395	$436,615

		$436,615

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(5)	50,495	$1,024,114

		$1,024,114

Real Estate Investment Trusts (REITs) — 1.0%
Cedar Realty Trust, Inc., Series B, 7.25%	33,600	$840,000
DDR Corp., Series J, 6.50%	65,000	1,654,900
Vornado Realty Trust, Series K, 5.70%	25,220	641,849

		$3,136,749

Security	Shares	Value
Thrifts & Mortgage Finance — 0.8%
Elmira Savings Bank, 8.998% to 12/31/17(5)	825	$767,250
EverBank Financial Corp., Series A, 6.75%	69,734	1,723,127

		$2,490,377

Total Preferred Stocks (identified cost $59,245,423)		$62,261,180

Corporate Bonds & Notes — 11.3%

Security	Principal Amount (000’s omitted)	Value
Banks — 5.8%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)	$950	$574,750
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(5)	2,270	2,310,746
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(4)(5)	2,192	2,153,640
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	1,081	817,506
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)	2,276	2,221,599
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)	2,500	2,446,770
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(5)	1,020	927,180
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(5)	894	888,413
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(5)	1,987	2,061,512
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(5)	1,460	1,501,975
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(5)(7)	2,152	2,248,638

		$18,152,729

Diversified Financial Services — 0.5%
Leucadia National Corp., 6.625%, 10/23/43	$1,281	$1,032,066
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	670	477,375

		$1,509,441

Diversified Telecommunication Services — 0.6%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$2,040	$2,085,900

		$2,085,900

Electric Utilities — 1.8%
AES Panama SA, 6.00%, 6/25/22(4)	$423	$423,000
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	2,210	2,436,525
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	3,750	2,888,205

		$5,747,730

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)	$1,338	$230,805

		$230,805

Insurance — 1.1%
Genworth Financial, Inc., 7.625%, 9/24/21	$383	$264,270
Genworth Financial, Inc., 7.70%, 6/15/20	71	54,848
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(5)	571	630,241
XLIT, Ltd., Series, E, 6.50% to 4/15/17, 10/29/49(5)	3,349	2,438,072

		$3,387,431

Metals & Mining — 0.6%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$1,634	$1,540,045
Freeport-McMoRan, Inc., 3.55%, 3/1/22	601	259,932

		$1,799,977

Security	Principal Amount (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)	$2,053	$390,070

		$390,070

Telecommunications — 0.7%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)	$2,538	$2,100,703

		$2,100,703

Total Corporate Bonds & Notes (identified cost $40,627,490)		$35,404,786

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Equity Funds — 0.4%
iShares U.S. Preferred Stock ETF	31,050	$1,194,494

Total Exchange-Traded Funds (identified cost $1,220,196)		$1,194,494

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(8)	$1,169	$1,169,204

Total Short-Term Investments (identified cost $1,169,204)		$1,169,204

Total Investments — 136.4% (identified cost $397,969,365)		$428,764,410

Other Assets, Less Liabilities — (36.4)%		$(114,314,216)

Net Assets — 100.0%		$314,450,194

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $33,293,543 or 10.6% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $2,248,638 or 0.7% of the Fund’s net assets.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $3,028.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.9%	$260,948,023
United Kingdom	11.0	47,257,870
France	5.0	21,395,982
Japan	4.2	18,140,436
Switzerland	3.3	13,972,491
Netherlands	3.0	13,045,299
Ireland	2.1	8,824,361
Germany	1.7	7,300,606
Australia	1.5	6,322,340
Italy	1.3	5,771,550
Denmark	1.0	4,409,301
Belgium	1.0	4,405,476
Spain	0.8	3,484,145
Israel	0.8	3,478,723
China	0.6	2,585,347
Colombia	0.5	2,100,703
Chile	0.5	1,921,937
Brazil	0.4	1,782,326
Exchange-Traded Funds	0.3	1,194,494
Panama	0.1	423,000

Total Investments	100.0%	$428,764,410

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$398,000,164

Gross unrealized appreciation	$57,531,740
Gross unrealized depreciation	(26,767,494)

Net unrealized appreciation	$30,764,246

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$32,356,567	$17,515,699		$—	$49,872,266
Consumer Staples	18,285,826	19,697,205		—	37,983,031
Energy	20,019,651	5,986,430		—	26,006,081
Financials	32,956,032	27,706,247		—	60,662,279
Health Care	26,450,690	16,973,862		—	43,424,552
Industrials	26,217,161	9,541,432		—	35,758,593
Information Technology	37,488,156	8,770,045		—	46,258,201
Materials	8,158,824	—		—	8,158,824
Telecommunication Services	—	9,961,046		—	9,961,046
Utilities	8,097,875	2,551,998		—	10,649,873
Total Common Stocks	$210,030,782	$118,703,964	*	$—	$328,734,746
Preferred Stocks
Consumer Staples	$—	$4,656,520		$—	$4,656,520
Energy	—	1,024,114		—	1,024,114
Financials	24,580,647	22,190,583		—	46,771,230
Industrials	—	1,148,960		—	1,148,960
Utilities	2,344,370	6,315,986		—	8,660,356
Total Preferred Stocks	$26,925,017	$35,336,163		$—	$62,261,180
Corporate Bonds & Notes	$—	$35,404,786		$—	$35,404,786
Exchange-Traded Funds	1,194,494	—		—	1,194,494
Short-Term Investments	—	1,169,204		—	1,169,204
Total Investments	$238,150,293	$190,614,117		$—	$428,764,410

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016